Stock-Based Compensation (Details 4) - Restricted Stock Awards - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Number of Shares
Unvested, Opening balance	450,000	900,000
Granted	0	0
Released	(450,000)	(450,000)
Unvested, Ending balance	0	450,000
Weighted Average Grant Date Fair Value
Unvested, Opening balance	$ 0.19	$ 0.19
Granted	0	0
Released	0.19	0.19
Unvested, Ending balance	$ 0	$ 0.19